UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2018

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/17 (Unaudited)

COMMON STOCKS (86.9%)(a)
	Shares	Value

Air freight and logistics (0.8%)

Atlas Air Worldwide Holdings, Inc.(NON)	79,300	$3,861,910

		3,861,910
Airlines (0.6%)

SkyWest, Inc.	73,400	2,517,620

		2,517,620
Auto components (1.3%)

Dana, Inc.	133,500	2,819,520

Modine Manufacturing Co.(NON)	73,800	1,121,760

Stoneridge, Inc.(NON)	117,366	1,814,478

		5,755,758
Banks (13.8%)

Berkshire Hills Bancorp, Inc.	45,500	1,631,175

Cadence BanCorp(NON)	10,200	222,972

Camden National Corp.	73,821	2,967,604

Civista Bancshares, Inc.	64,917	1,278,865

First Bancorp	48,600	1,349,136

First Busey Corp.	95,100	2,699,889

First Connecticut Bancorp, Inc.	42,327	1,060,291

First Internet Bancorp	20,254	522,553

First Merchants Corp.	56,700	2,250,423

First Midwest Ban Corp., Inc./IL	131,100	2,905,176

Flushing Financial Corp.	3,164	87,896

Franklin Financial Network, Inc.(NON)	31,418	1,225,302

Fulton Financial Corp.	92,000	1,610,000

Hanmi Financial Corp.	95,233	2,533,198

Heartland Financial USA, Inc.	38,800	1,740,180

Hope Bancorp, Inc	91,600	1,594,756

IBERIABANK Corp.	19,518	1,506,790

Independent Bank Group, Inc.	52,000	2,917,200

Investors Bancorp, Inc.	34,316	454,001

Lakeland Financial Corp.	45,900	1,947,537

Old National Bancorp	146,800	2,319,440

Pacific Premier Bancorp, Inc.(NON)	76,640	2,605,760

Peoples Bancorp, Inc.	45,821	1,386,085

Popular, Inc. (Puerto Rico)	26,620	990,264

Preferred Bank	45,100	2,250,941

Southside Bancshares, Inc.	45,839	1,492,504

Sterling Bancorp	144,800	3,105,960

Tristate Capital Holdings, Inc.(NON)	112,302	2,605,406

Umpqua Holdings Corp.	158,500	2,685,783

United Community Banks, Inc./GA	46,400	1,195,728

Univest Corp of Pennsylvania	54,036	1,488,692

Valley National BanCorp	107,600	1,213,728

Washington Trust Bancorp, Inc.	36,100	1,725,580

Western Alliance Bancorp(NON)	63,000	2,880,360

Wintrust Financial Corp.	36,600	2,516,612

		62,967,787
Beverages (0.2%)

Cott Corp. (Canada)	53,610	707,116

		707,116
Biotechnology (0.3%)

Conatus Pharmaceuticals, Inc.(NON)	160,596	791,738

Emergent BioSolutions, Inc.(NON)	14,885	475,278

		1,267,016
Building products (1.0%)

Armstrong Flooring, Inc.(NON)	102,800	1,900,772

Ply Gem Holdings, Inc.(NON)	157,200	2,570,220

		4,470,992
Capital markets (0.6%)

OM Asset Management PLC (United Kingdom)	194,059	2,709,064

		2,709,064
Chemicals (3.5%)

A Schulman, Inc.	68,285	2,000,751

American Vanguard Corp.	148,607	2,504,028

Calgon Carbon Corp.	164,351	2,309,132

Ferro Corp.(NON)	157,600	2,641,376

Kraton Corp.(NON)	29,800	962,540

LSB Industries, Inc.(NON)	60,112	528,384

Minerals Technologies, Inc.	22,484	1,617,724

OMNOVA Solutions, Inc.(NON)	98,895	855,442

Trinseo SA	7,000	409,220

Valvoline, Inc.	106,000	2,371,220

		16,199,817
Commercial services and supplies (1.4%)

ACCO Brands Corp.(NON)	280,600	3,184,810

HNI Corp.	21,900	942,138

Knoll, Inc.	86,100	1,851,150

Pitney Bowes, Inc.	42,500	631,975

		6,610,073
Construction and engineering (1.6%)

MasTec, Inc.(NON)	62,700	2,658,480

Northwest Pipe, Co.(NON)	25,594	364,970

Orion Group Holdings, Inc.(NON)	297,228	2,119,236

Quanta Services, Inc.(NON)	43,300	1,327,578

Sterling Construction Co., Inc.(NON)	79,920	813,586

		7,283,850
Construction materials (0.6%)

Summit Materials, Inc. Class A(NON)	105,460	2,832,656

		2,832,656
Consumer finance (0.2%)

Encore Capital Group, Inc.(NON)	24,792	897,470

		897,470
Containers and packaging (1.1%)

Bemis Co., Inc.	40,895	1,825,553

Greif, Inc. Class A	56,600	3,364,870

		5,190,423
Diversified financial services (0.5%)

Capitol Acquisition Corp. III(NON)	236,600	2,448,810

		2,448,810
Electric utilities (1.6%)

ALLETE, Inc.	37,448	2,748,309

IDACORP, Inc.	12,100	1,056,330

PNM Resources, Inc.	36,200	1,393,700

Portland General Electric Co.	45,209	2,140,194

		7,338,533
Electrical equipment (1.4%)

Atkore International Group, Inc.(NON)	85,100	1,775,186

Generac Holdings, Inc.(NON)	68,360	2,368,674

General Cable Corp.	137,300	2,272,315

		6,416,175
Electronic equipment, instruments, and components (2.2%)

Bel Fuse, Inc. Class B	41,093	986,232

Belden, Inc.	35,600	2,527,600

Flex, Ltd.(NON)	202,200	3,489,972

Jabil Circuit, Inc.	48,100	1,439,152

Orbotech, Ltd. (Israel)(NON)	33,800	1,205,984

Sanmina Corp.(NON)	8,600	314,760

		9,963,700
Energy equipment and services (1.9%)

C&J Energy Services, Inc.(NON)	41,000	1,384,160

Frank's International NV (Netherlands)	116,275	869,737

Independence Contract Drilling, Inc.(NON)	175,436	670,166

Nabors Industries, Ltd.	179,400	1,578,720

Patterson-UTI Energy, Inc.	130,642	2,785,287

ProPetro Holding Corp.(NON)	115,400	1,529,050

		8,817,120
Equity real estate investment trusts (REITs) (3.8%)

Apartment Investment & Management Co. Class A	49,200	2,111,664

Ashford Hospitality Trust, Inc.	88,000	542,080

Education Realty Trust, Inc.	26,332	1,008,779

Equity Commonwealth(NON)	48,000	1,493,760

FelCor Lodging Trust, Inc.	168,600	1,208,862

iStar, Inc.(NON)(S)	169,700	2,055,067

LTC Properties, Inc.	9,921	478,192

New York REIT, Inc.(S)	461,800	3,966,862

Paramount Group, Inc.	73,900	1,139,538

RLJ Lodging Trust	77,600	1,579,160

Summit Hotel Properties, Inc.	87,214	1,561,131

		17,145,095
Food and staples retail (1.4%)

SpartanNash Co.	46,616	1,389,157

Sprouts Farmers Market, Inc.(NON)	134,900	3,232,204

SUPERVALU, Inc.(NON)	425,800	1,639,330

		6,260,691
Food products (2.2%)

AGT Food & Ingredients, Inc. (Canada)	105,248	2,014,815

Blue Buffalo Pet Products, Inc.(NON)	102,500	2,407,725

High Liner Foods, Inc. (Canada)	184,676	2,657,661

Nomad Foods, Ltd. (United Kingdom)(NON)	217,800	3,081,870

		10,162,071
Health-care providers and services (3.3%)

AAC Holdings, Inc.(NON)(S)	117,763	739,552

AMN Healthcare Services, Inc.(NON)(S)	99,400	3,603,250

Brookdale Senior Living, Inc.(NON)	106,800	1,467,432

Ensign Group, Inc. (The)	172,371	3,168,179

Fulgent Genetics, Inc.(NON)(S)	179,945	1,110,261

HealthSouth Corp.	81,000	3,671,730

Tenet Healthcare Corp.(NON)(S)	91,800	1,518,372

		15,278,776
Hotels, restaurants, and leisure (3.1%)

Bloomin' Brands, Inc.	112,961	2,262,609

DineEquity, Inc.(S)	26,000	1,189,500

International Game Technology PLC	129,191	2,293,140

Penn National Gaming, Inc.(NON)(S)	150,900	2,916,897

SeaWorld Entertainment, Inc.(S)	317,012	5,658,664

		14,320,810
Household durables (0.6%)

Century Communities, Inc.(NON)	63,407	1,578,834

Dorel Industries, Inc. Class B (Canada)	35,100	913,845

Natuzzi SpA ADR (Italy)(NON)	36,148	90,370

		2,583,049
Independent power and renewable electricity producers (1.2%)

Calpine Corp.(NON)(S)	333,300	4,282,905

NRG Energy, Inc.	78,600	1,262,316

		5,545,221
Insurance (2.2%)

American Equity Investment Life Holding Co.	68,200	1,709,092

CNO Financial Group, Inc.	101,700	2,083,833

Greenlight Capital Re, Ltd. Class A (Cayman Islands)(NON)	52,900	1,089,740

Hanover Insurance Group, Inc. (The)	41,800	3,485,702

James River Group Holdings, Ltd. (Bermuda)	45,784	1,814,878

		10,183,245
Internet and direct marketing retail (0.2%)

FTD Cos., Inc.(NON)	40,600	703,192

		703,192
Internet software and services (1.9%)

Akamai Technologies, Inc.(NON)	22,400	1,056,160

GTT Communications, Inc.(NON)	31,862	1,027,550

J2 Cloud Services, LLC	39,319	3,327,174

Web.com Group, Inc.(NON)	44,200	1,005,550

Yelp, Inc.(NON)(S)	73,504	2,052,232

		8,468,666
IT Services (1.2%)

Conduent, Inc.(NON)	241,700	3,966,297

Convergys Corp.	61,300	1,490,203

		5,456,500
Life sciences tools and services (0.1%)

Enzo Biochem, Inc.(NON)	71,880	646,920

		646,920
Machinery (3.7%)

Albany International Corp. Class A	36,600	1,767,780

Columbus McKinnon Corp./NY	85,088	2,377,359

Global Brass & Copper Holdings, Inc.	7,500	227,250

Hyster-Yale Materials Handling, Inc.	46,354	3,459,399

Kennametal, Inc.	52,100	2,004,287

LB Foster Co. Class A	94,006	1,687,408

Park-Ohio Holdings Corp.	21,803	808,891

Rexnord Corp.(NON)	110,600	2,521,680

TriMas Corp.(NON)	103,800	2,262,840

		17,116,894
Marine (0.9%)

Costamare, Inc. (Monaco)(S)	242,340	1,587,327

Safe Bulkers, Inc. (Greece)(NON)	177,856	366,383

Scorpio Bulkers, Inc.(NON)(S)	244,049	1,415,484

Star Bulk Carriers Corp. (Greece)(NON)(S)	117,478	932,775

		4,301,969
Media (1.9%)

Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)(S)	392,200	1,529,580

Live Nation Entertainment, Inc.(NON)	46,800	1,614,132

Madison Square Garden Co. (The) Class A(NON)	13,936	2,723,234

Time, Inc.	211,200	2,640,000

		8,506,946
Metals and mining (1.1%)

Ferroglobe Representation & Warranty Insurance Trust(F)	270,395	—

Major Drilling Group International, Inc. (Canada)(NON)	357,783	2,002,324

Olympic Steel, Inc.	8,200	135,054

Ryerson Holding Corp.(NON)	88,900	742,315

Schnitzer Steel Industries, Inc. Class A	100,700	1,943,510

		4,823,203
Mortgage real estate investment trusts (REITs) (0.4%)

Redwood Trust, Inc.	119,900	2,028,708

		2,028,708
Multi-utilities (0.4%)

Avista Corp.	40,300	1,726,452

		1,726,452
Multiline retail (0.3%)

Dillards, Inc. Class A	28,000	1,441,440

		1,441,440
Oil, gas, and consumable fuels (4.8%)

Callon Petroleum Co.(NON)(S)	284,284	3,218,095

Energen Corp.(NON)	16,479	939,962

Euronav NV (Belgium)	99,900	759,240

Gener8 Maritime, Inc.(NON)(S)	158,400	839,520

Gulfport Energy Corp.(NON)	60,800	872,480

Matador Resources Co.(NON)	48,500	1,105,315

Oasis Petroleum, Inc.(NON)	127,800	1,247,328

Pacific Ethanol, Inc.(NON)	284,500	1,678,550

PDC Energy, Inc.(NON)	46,900	2,329,054

Peabody Energy Corp.(NON)(S)	106,000	2,574,740

Ring Energy, Inc.(NON)	18,251	236,898

Scorpio Tankers, Inc.(S)	389,900	1,450,428

Southwestern Energy Co.(NON)	554,900	3,362,694

Whiting Petroleum Corp.(NON)	169,700	1,198,082

		21,812,386
Paper and forest products (1.1%)

Interfor Corp. (Canada)(NON)	137,400	1,793,213

KapStone Paper and Packaging Corp.	112,500	2,377,125

Mercer International, Inc. (Canada)	56,200	654,730

PH Glatfelter Co.	12,300	225,459

		5,050,527
Personal products (0.6%)

Edgewell Personal Care Co.(NON)	37,900	2,772,006

		2,772,006
Pharmaceuticals (0.5%)

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	211,200	2,112,000

		2,112,000
Real estate management and development (0.5%)

Kennedy-Wilson Holdings, Inc.	68,300	1,338,680

RE/MAX Holdings, Inc. Class A	14,598	775,884

		2,114,564
Road and rail (0.5%)

Saia, Inc.(NON)	47,500	2,194,500

		2,194,500
Semiconductors and semiconductor equipment (3.9%)

Cohu, Inc.	12,600	230,958

FormFactor, Inc.(NON)	120,100	1,765,470

Ichor Holdings, Ltd.(NON)	109,052	2,560,541

MaxLinear, Inc. Class A(NON)	14,800	461,020

Photronics, Inc.(NON)	101,599	1,021,070

Silicon Motion Technology Corp. ADR (Taiwan)(S)	58,100	3,035,725

Teradyne, Inc.	76,500	2,719,575

Tower Semiconductor, Ltd. (Israel)(NON)(S)	123,600	3,134,496

Xperi Corp.	97,920	3,001,248

		17,930,103
Software (0.3%)

BancTec, Inc. 144A CVR(F)	160,833	—

Barracuda Networks, Inc.(NON)	62,100	1,361,232

		1,361,232
Specialty retail (3.6%)

Finish Line, Inc. (The) Class A	216,600	3,056,226

Guess?, Inc.	19,600	235,984

J. Jill, Inc.(NON)	147,100	1,875,525

Party City Holdco, Inc.(NON)(S)	305,200	5,051,060

Sally Beauty Holdings, Inc.(NON)	81,900	1,475,838

Staples, Inc.	219,200	1,990,336

Vitamin Shoppe, Inc.(NON)(S)	134,600	1,561,360

Zumiez, Inc.(NON)(S)	94,816	1,351,128

		16,597,457
Technology hardware, storage, and peripherals (1.5%)

NCR Corp.(NON)	88,200	3,398,346

Super Micro Computer, Inc.(NON)	132,800	3,266,880

		6,665,226
Textiles, apparel, and luxury goods (1.0%)

Hanesbrands, Inc.(S)	162,900	3,363,885

Ralph Lauren Corp.	16,000	1,084,800

		4,448,685
Thrifts and mortgage finance (2.8%)

BofI Holding, Inc.(NON)(S)	12,400	275,280

First Defiance Financial Corp.	34,100	1,776,610

Meta Financial Group, Inc.	28,590	2,447,304

PCSB Financial Corp.(NON)	88,784	1,476,478

Provident Financial Services, Inc.	46,400	1,082,976

Radian Group, Inc.	16,800	269,808

Walker & Dunlop, Inc.(NON)	29,449	1,375,563

Washington Federal, Inc.	51,500	1,645,425

WSFS Financial Corp.	53,000	2,337,300

		12,686,744
Trading companies and distributors (1.3%)

BMC Stock Holdings, Inc.(NON)	152,900	2,981,550

Hardwoods Distribution, Inc. (Canada)	47,700	677,620

Textainer Group Holdings, Ltd.(NON)(S)	212,500	2,337,500

		5,996,670

Total common stocks (cost $356,152,135)		$396,697,838

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

Hercules Capital, Inc.(S)	91,823	$1,196,454

Solar Capital, Ltd.	63,158	1,364,844

TCP Capital Corp.	130,448	2,203,267

TriplePoint Venture Growth BDC Corp.	127,374	1,666,052

Total investment companies (cost $6,091,212)		$6,430,617

SHORT-TERM INVESTMENTS (18.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.12%(AFF)	41,142,576	$41,142,576

Putnam Short Term Investment Fund 0.89%(AFF)	44,946,513	44,946,513

Total short-term investments (cost $86,089,089)		$86,089,089

TOTAL INVESTMENTS

Total investments (cost $448,332,436)(b)		$489,217,544

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2017 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $456,611,350.
(b)	The aggregate identified cost on a tax basis is $448,658,952, resulting in gross unrealized appreciation and depreciation of $55,994,558 and $15,435,966, respectively, or net unrealized appreciation of $40,558,592.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$33,533,970	$72,141,169	$64,532,563	$81,998	$41,142,576
	Putnam Short Term Investment Fund**	30,472,680	116,948,882	102,475,049	46,798	44,946,513
	Totals	$64,006,650	$189,090,051	$167,007,612	$128,796	$86,089,089
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $41,142,576, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $39,641,248. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$54,357,337	$—	$—
Consumer staples	19,901,884	—	—
Energy	30,629,506	—	—
Financials	93,921,828	—	—
Health care	19,304,712	—	—
Industrials	60,770,653	—	—
Information technology	49,845,427	—	—**
Materials	34,096,626	—	—
Real estate	19,259,659	—	—
Utilities	14,610,206	—	—
Total common stocks	396,697,838	—	—
Investment companies	6,430,617	—	—
Short-term investments	44,946,513	41,142,576	—

Totals by level	$448,074,968	$41,142,576	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017